Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transactions between related parties [line items]
Provision for credit losses	$ 0	$ 0
Key management personnel directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Loans to related party	$ 19	$ 21